Schedule of Derivative Financial Liabilities Measured at Fair Value (Details) - Schedule of Derivative Financial Liabilities Measured at Fair Value - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Derivative Financial Liabilities Measured at Fair Value (Details) - Schedule of Derivative Financial Liabilities Measured at Fair Value [Line Items]
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Derivative liabilities
Derivative Liability, Current		¥ 269,251,436
Derivative Liability, Noncurrent		19,083,004
Derivative Liability		288,334,440
ESA Derivative Liabilities [Member]
Schedule of Derivative Financial Liabilities Measured at Fair Value (Details) - Schedule of Derivative Financial Liabilities Measured at Fair Value [Line Items]
Derivative Liability, Current		269,251,436
Warrant liabilities [Member]
Schedule of Derivative Financial Liabilities Measured at Fair Value (Details) - Schedule of Derivative Financial Liabilities Measured at Fair Value [Line Items]
Derivative Liability, Noncurrent		¥ 19,083,004